Long-term debt - Disclosure of Long-Term Debt (Details) € in Thousands			1 Months Ended		12 Months Ended
	Nov. 05, 2019	Sep. 30, 2019 CAD ($)	Sep. 30, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Sep. 30, 2019 CAD ($) payment tranche	Sep. 30, 2018 CAD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,331,207,000	$ 2,331,207,000		$ 2,331,207,000	$ 1,800,893,000
Current portion		113,511,000	113,511,000		113,511,000	348,580,000
Long-term debt		2,217,696,000	2,217,696,000		2,217,696,000	1,452,313,000
Proceeds from borrowings					686,810,000	20,111,000
Finance costs					82,196,000	76,795,000
Repayment of borrowings					355,406,000	121,771,000
Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		332,533,000	332,533,000		$ 332,533,000	491,651,000
Proceeds from borrowings		331,150,000
Repayment of borrowings				$ 187,600,000
Number of tranches | tranche					1
Borrowings maturity term					2 years 2 months 12 days
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		924,021,000	924,021,000		$ 924,021,000	1,025,683,000
Proceeds from borrowings		924,174,000
Repayment of borrowings			52,844,000
Number of tranches | tranche					3
Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings		334,370,000	334,370,000		$ 334,370,000	194,795,000
Borrowing capacity of unsecured credit facility		1,500,000,000	1,500,000,000		1,500,000,000
Committed to cover various letters of credit issued for clients and other parties
Disclosure of detailed information about borrowings [line items]
Borrowings		9,631,000	9,631,000		9,631,000
Unsecured committed term loan credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings		661,939,000	661,939,000		661,939,000	0
Proceeds from borrowings		662,300,000
Notional amount		500,000,000	500,000,000		500,000,000
Obligations, blended monthly installments
Disclosure of detailed information about borrowings [line items]
Borrowings		14,295,000	14,295,000		14,295,000	30,124,000
Obligations under finance leases, blended monthly installments
Disclosure of detailed information about borrowings [line items]
Borrowings		30,339,000	30,339,000		30,339,000	29,909,000
Other long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 33,710,000	$ 33,710,000		$ 33,710,000	$ 28,731,000
Weighted average | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		4.99%	4.99%		4.99%	4.76%	4.99%	4.99%
Weighted average | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		3.66%	3.66%		3.66%	3.63%	3.66%	3.66%
Borrowings maturity term					3 years 2 months 12 days
Weighted average | Obligations, blended monthly installments
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		2.62%	2.62%		2.62%	2.46%	2.62%	2.62%
Weighted average | Obligations under finance leases, blended monthly installments
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		2.44%	2.44%		2.44%	2.40%	2.44%	2.44%
2021 | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 331,150,000	$ 331,150,000		$ 331,150,000		$ 250,000,000
Tranche two | 2021 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		72,853,000	72,853,000		72,853,000		55,000,000
Tranche two | 2024 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		397,380,000	397,380,000		397,380,000		300,000,000
Tranche four | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		331,150,000	331,150,000		$ 331,150,000		250,000,000
Number of remaining yearly payments | payment					5
Number of yearly payments | payment					7
Tranche four | 2020 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings							50,000,000
Tranche four | 2021 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings							50,000,000
Tranche four | 2022 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings							50,000,000
Tranche four | 2023 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings							50,000,000
Tranche four | 2024 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings							50,000,000
Tranche five | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche					1
Tranche five | 2021 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		122,791,000	122,791,000		$ 122,791,000			€ 85,000
Fair value hedges | Interest rate swaps | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Fair value adjustments relating to interest rate swaps designated as fair value hedges					1,418,000
Deferred finance costs | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Finance costs		35,000
Deferred finance costs | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		153,000	153,000		153,000
Deferred finance costs | Unsecured committed term loan credit facility
Disclosure of detailed information about borrowings [line items]
Finance costs		361,000
Settled cross-currency swap agreements | Tranche four | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 66,055,000
Canadian prime | Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 15,000,000	$ 15,000,000		$ 15,000,000
Canadian prime | Weighted average | Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		3.95%	3.95%		3.95%		3.95%	3.95%
Banker's acceptance | Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 319,371,000	$ 319,371,000		$ 319,371,000
Borrowing margin rate		1.13%	1.13%		1.13%		1.13%	1.13%
Banker's acceptance | Weighted average | Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		1.97%	1.97%		1.97%		1.97%	1.97%
LIBOR [Member] | Unsecured committed term loan credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing margin rate		1.00%	1.00%		1.00%		1.00%	1.00%
LIBOR [Member] | Weighted average | Unsecured committed term loan credit facility
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		2.03%	2.03%		2.03%		2.03%	2.03%
Extension of debt agreement | Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Extended period	1 year